VOYA PARTNERS, INC.

VY® American Century Small-Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated December 31, 2014

to the Portfolio’s

Adviser Class, Initial Class,
Service Class, and Service 2 Class Prospectus,

dated May 1, 2014

(“Prospectus”)

Effective December 31, 2014, Benjamin Z. Giele is removed as a portfolio manager of the Portfolio and Miles Lewis is added as a portfolio manager of the Portfolio. The Portfolio’s Prospectus is hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Phillip N. Davidson, CFA	Jeff John, CFA
Portfolio Manager (since 5/06)	Portfolio Manager (since 5/12)
Miles Lewis, CFA	Michael Liss, CFA
Portfolio Manager (since 12/14)	Portfolio Manager (since 5/06)
Kevin Toney, CFA	Brian Woglom, CFA
Portfolio Manager (since 8/06)	Portfolio Manager (since 2/12)

2.	The second and third paragraphs of the sub-section entitled “Management of the Portfolios – VY® American Century Small-Mid Cap Value Portfolio – American Century Investment Management, Inc.” of the Portfolio’s Prospectus are hereby deleted and replaced with the following:

VY® American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Phillip N. Davidson, Jeff John, Miles Lewis, Michael Liss, Kevin Toney and Brian Woglom. Mr. John and Mr. Lewis are responsible for the management of small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Liss, Mr. Toney and Mr. Woglom are responsible for the management of the mid-capitalization assets of the Portfolio.

Miles Lewis, CFA, Portfolio Manager, joined American Century in 2010 as an analyst and has been a portfolio manager since 2014. Prior to that, Mr. Lewis was assistant vice president at MBIA Insurance Company from 2006 to 2008. From 2004 to 2006, Mr. Lewis was an analyst at Chanin Capital Partners.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® American Century Small-Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated December 31, 2014

to the Portfolio’s Adviser Class, Initial Class, Service Class and Service 2 Class

Statement of Additional Information, dated May 1, 2014 (“SAI”)

Effective December 31, 2014, Benjamin Z. Giele is removed as a portfolio manager of the Portfolio and Miles Lewis is added as a portfolio manager of the Portfolio. The Portfolio’s SAI is hereby revised as follows:

All references to Benjamin Z. Giele as portfolio manager of the Portfolio are hereby deleted in their entirety.

The tables in the sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” under the section entitled “Portfolio Managers – VY® American Century Small-Mid Cap Value Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets
Miles Lewis[1]	1	$1.949 billion	1	$35.4 million	4	$485.5 million

1.  As of October 28, 2014.

*	None of these accounts have an advisory fee based on the performance of the account.

Portfolio Manager Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Miles Lewis[1]	None

1.  As of October 28, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE